Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12 — COMMITMENTS AND CONTINGENCIES

ALPHA-1062 Technology

In March 2015, the Company entered into the Memogain Technology License Agreement (“License Agreement”) with NLS for the exclusive right and license to further develop and exploit the ALPHA-1062, formerly Memogain, Technology. The License Agreement set out the consideration as follows:

•        The Company assumed all of NLS’s obligations under the Memogain Asset Purchase Agreement which consisted of cumulative total payments to Galantos Pharma GmbH of $11,160,200 (EUR 10,000,000), the cumulative total may be increased to $16,740,300 (EUR 15,000,000) subject to certain provisions, involving sub-licensing the ALPHA-1062 technology and Company the receiving an upfront out-licensing payment of no less than $8,928,160 (EUR 8,000,000). Royalty payments, are determined as follows (collectively the “Galantos Royalty Payments”):

•        3% of the net sales revenue received by the Company from the sale of any products relating to the ALPHA-1062 Technology;

•        10% of any sublicensing revenue; and

•        25% of an upfront payment or milestone payment paid by a sub-licensee to the Company;

•        Upon completion of the Galantos Royalty Payments, a royalty payment to NLS of 1% of the revenue received from the ALPHA-1062 Technology by the Company over $100 million per annum; and

•        The issuance of a promissory note of $1,400,000 to NLS (Note 7).

The expiration date is twenty years from the Commencement Date (March 15, 2035) or the expiration of the last patent obtained (existing patents extend through 2042) pursuant, whichever event shall last occur, unless earlier terminated pursuant to bankruptcy or insolvency of the licensee; court order against the licensee; or a winding up, liquidation or termination of the existence of the licensee occurs.

No payments have been made to date related to the Galantos Royalty Payments.

On January 1, 2016, the Company assumed NLS’s obligations under a Royalty Agreement with Galantos Consulting dated August 31, 2013, which consist of cumulative total payments to Galantos Consulting of $2,142,920 (EUR 2,000,000), the cumulative total may be increased to $3,348,060 (EUR 3,000,000) subject to certain provisions, which is to be paid as follows (collectively the “Galantos Consulting Payments”):

•        1% of the net sales revenue received by the Company from the sale of any products relating to the ALPHA-1062 Technology;

•        2% of any sublicensing revenue; and

•        2% of an upfront payment or milestone payment paid by a sub-licensee to the Company.

The termination date is set as the date at which no further payments of any nature are due.

No payments have been made to date relating to the Galantos Consulting Payments.

ALPHA-0602 Technology

In November 2020, the Company entered into a license agreement with NLS for the world-wide exclusive right to the Progranulin (“ALPHA-0602”) Technology. In accordance with the agreement, the Company will pay the following:

•        $50,000 to NLS before January 15, 2021 (paid);

•        a royalty of 1.5% of the commercial sales, capped at $2,000,000, to NLS;

•        10% of any Upfront Payments the Company may receive in the future in excess of $2,000,000.

The ALPHA-0602 Technology license agreement shall terminate 11 years (November 3, 2031) from the Commencement Date, expiration of the last patents, or when full payment has been made, whichever shall first occur.

The total amount payable to NLS under this agreement shall not exceed $2,000,000. Regarding the ALPHA-602 technology the Company paid $50,000 in January 2021 as per the license agreement. No payments have been made to date under the above NLS world-wide exclusive rights for the royalties or Upfront Payments the Company may receive.

During the nine months ended September 30, 2024, the Company decided to discontinue development of the ALPHA-602 technology.

Spartan Capital Securities, LLC Agreement

On May 30, 2023, the Company agreed to enter into an ongoing consulting services agreement (the “Spartan Consulting Agreement”) for a three-year term with Spartan Capital Securities, LLC (“Spartan”). The services include advising and assisting on potential business development transactions, strategic introductions, assisting management with enhancing corporate and stockholder value, and capital raising advice. The Company paid Spartan a consulting fee in the aggregate amount of $480,000, payable in three equal installments with each installment being subject to the Company achieving certain business development and capital raising objectives. Spartan was also be entitled to earn and receive additional Common Shares of the Company which will be issued to Spartan on a rolling basis upon completion of predetermined business development objectives including the closing of certain offering amounts and the completion of material business transactions. As of December 31, 2023, $160,000 in consulting fees have been paid and no additional common shares had been issued under the consulting services agreement with Spartan.

On January 19, 2024, the Company paid the remaining consulting fee of $320,000 and issued 582,331 Common Shares valued at $3,202,823 to Spartan and its assignees pursuant to the Spartan Consulting Agreement.

Legal Proceedings

During the normal course of business, the Company may become involved in legal claims that may or may not be covered by insurance. Management does not believe that any such claims would have a material impact on the Company’s unaudited condensed interim consolidated financial statements.

NOTE 11 — COMMITMENTS AND CONTINGENCIES

ALPHA-1062 Technology

In March 2015, the Company entered into the Memogain Technology License Agreement (“License Agreement”) with NLS for the exclusive right and license to further develop and exploit the ALPHA-1062, formerly Memogain, Technology. The License Agreement set out the consideration as follows:

•        The Company assumed all of NLS’s obligations under the Memogain Asset Purchase Agreement which consisted of cumulative total payments to Galantos Pharma GmbH of $10,675,000 (€10,000,000), the cumulative total may be increased to $16,013,000 (€15,000,000) subject to certain provisions, involving sub-licensing the ALPHA-1062 technology and Company the receiving an upfront out-licensing payment of no less than $8,540,000 (€8,000,000). Royalty payments, are determined as follows (collectively the “Galantos Royalty Payments”):

•        3% of the net sales revenue received by the Company from the sale of any products relating to the Alpha-1062 Technology;

•        10% of any sublicensing revenue; and

•        25% of an upfront payment or milestone payment paid by a sub-licensee to the Company;

•        Upon completion of the Galantos Royalty Payments, a royalty payment to NLS of 1% of the revenue received from the ALPHA-1062 Technology by the Company over $100 million per annum and

•        The issuance of a promissory note of $1,400,000 to NLS (Note 7).

The expiration date is twenty years from the Commencement Date (March 15, 2035) or the expiration of the last patent obtained (existing patents extend through 2042) pursuant, whichever event shall last occur, unless earlier terminated pursuant to bankruptcy or insolvency of the licensee; court order against the licensee; or a winding up, liquidation or termination of the existence of the licensee occurs.

No payments have been made to date related to the Galantos Royalty Payments.

On January 1, 2016, the Company assumed NLS’s obligations under a Royalty Agreement with Galantos Consulting dated August 31, 2013, which consiste of cumulative total payments to Galantos Consulting of $2,135,000 (€2,000,000), the cumulative total may be increased to $3,203,000 (€3,000,000) subject to certain provisions, which is to be paid as follows (collectively the “Galantos Consulting Payments”):

•        1% of the net sales revenue received by the Company from the sale of any products relating to the ALPHA-1062 Technology;

•        2% of any sublicensing revenue; and

•        2% of an upfront payment or milestone payment paid by a sub-licensee to the Company.

The termination date is set as the date at which no further payments of any nature are due.

No payments have been made to date relating to the Galantos Consulting Payments.

ALPHA-602 Technology

In November 2020, the Company entered into a license agreement with NLS for the world-wide exclusive right to the Progranulin (“ALPHA-602”) Technology. In accordance with the agreement, the Company will pay the following:

•        $50,000 to NLS before January 15, 2021 (paid);

•        a royalty of 1.5% of the commercial sales, capped at $2,000,000, to NLS;

•        10% of any Upfront Payments the Company may receive in the future in excess of $2,000,000.

The Alpha 602 Technology license agreement shall terminate 11 years (November 3, 2031) from the Commencement Date, expiration of the last patents, or when full payment has been made, whichever shall first occur.

The total amount payable to NLS under this agreement shall not exceed $2,000,000. Regarding the ALPHA-602 technology the Company paid $50,000 in January 2021 as per the license agreement. No payments have been made to date under the above NLS world-wide exclusive rights for the royalties or Upfront Payments the Company may receive.

Spartan Capital Securities, LLC Agreement

On May 30, 2023, the Company agreed to enter into an ongoing consulting services agreement (the “Spartan Consulting Agreement”) for a three-year term with Spartan Capital Securities, LLC (“Spartan”). The services include advising and assisting on potential business development transactions, strategic introductions, assisting management with enhancing corporate and stockholder value, and capital raising advice. The Company will pay Spartan a consulting fee in the aggregate amount of $480,000, payable in three equal installments with each installment being subject to the Company achieving certain business development and capital raising objectives. Spartan will also be entitled to earn and receive additional Common Shares of the Company which will be issued to Spartan on a rolling basis upon completion of predetermined business development objectives including the closing of certain offering amounts and the completion of material business transactions. As of December 31, 2023, $160,000 in consulting fees have been paid and no additional common shares had been issued under the consulting services agreement with Spartan.

Subsequent to December 31, 2023, the Company paid the remaining consulting fee of $320,000 and issued 14,558,285 common shares to Spartan and its assignees pursuant to the Spartan Consulting Agreement.

Leases

ACI USA, a subsidiary of the Company, leased office space in Stuart, Florida, under a non-cancelable operating lease which commenced on September 1, 2021, for a term of one year. Rent expense was $8,000 for the year ended December 31, 2022.

The Company did not extend this lease agreement and it is not necessary to document the potential consideration for lease renewal. As of December 31, 2023 and 2022, the Company has no outstanding leases.

Legal Proceedings

During the normal course of business, the Company may become involved in legal claims that may or may not be covered by insurance. Management does not believe that any such claims would have a material impact on the Company’s consolidated financial statements.